Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Goodwill
	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

For the year ended December 31, 2018

Balance at January 1, 2018	$12,348,607	$2,414,113	$9,934,494

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$
Acquisition through business combinations (Note 29)	39,990,231	-	39,990,231
Effect of foreign currency exchange differences	49,721	-	49,721

Balance at December 31, 2018	$52,388,559	$2,414,113	$49,974,446

For the year ended December 31, 2019

Balance at January 1, 2019	$52,388,559	$2,414,113	$49,974,446
Acquisition through business combinations (Note 29)	264,977	-	264,977
Effect of foreign currency exchange differences	(40,987)	-	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

For the year ended December 31, 2020

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	4,625,269	-	4,625,269
Effect of foreign currency exchange differences	(46,266)	-	(46,266)

Balance at December 31, 2020	$57,191,552	$2,414,113	$54,777,439
	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2020

Balance at January 1, 2020	$1,873,666	$85,973	$1,787,693
Acquisition through business combinations (Note 29)	164,718	-	164,718
Effect of foreign currency exchange differences	(1,647)	-	(1,647)

Balance at December 31, 2020	$2,036,737	$85,973	$1,950,764
	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$
Acquisition through business combinations (Note 29)	39,990,231	-	39,990,231
Effect of foreign currency exchange differences	49,721	-	49,721

Balance at December 31, 2018	$52,388,559	$2,414,113	$49,974,446

For the year ended December 31, 2019

Balance at January 1, 2019	$52,388,559	$2,414,113	$49,974,446
Acquisition through business combinations (Note 29)	264,977	-	264,977
Effect of foreign currency exchange differences	(40,987)	-	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

For the year ended December 31, 2020

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	4,625,269	-	4,625,269
Effect of foreign currency exchange differences	(46,266)	-	(46,266)

Balance at December 31, 2020	$57,191,552	$2,414,113	$54,777,439
	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2020

Balance at January 1, 2020	$1,873,666	$85,973	$1,787,693
Acquisition through business combinations (Note 29)	164,718	-	164,718
Effect of foreign currency exchange differences	(1,647)	-	(1,647)

Balance at December 31, 2020	$2,036,737	$85,973	$1,950,764

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units	The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2019	2020
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,717,828	$35,703,625	$1,271,496
Testing segment	13,421,321	13,365,068	475,964
EMS segment (Note 29)	903,346	5,560,645	198,029
Others	155,941	148,101	5,275

	$50,198,436	$54,777,439	$1,950,764

b.	Impairment assessment

At the end of each year, the Group performs evaluation of goodwill for impairment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax discount rates which were 9.74%-10.22%, 9.59%-14.99% and 10.39%-14.71% as of December 31, 2018, 2019 and 2020, respectively. For the years ended December 31, 2018, 2019 and 2020, no impairment loss was recognized. The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast for the Group and the industry as well as the Group’s historical performance.

Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based would not cause the carrying amount of the cash-generating unit to exceed its recoverable amount.